Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0001759631
Registrant Name	Hyliion Holdings Corp.
Registration File Number	333-293712
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES